Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	December 31,	December 31,
	2024	2023
Other receivables	$3,857,418	$6,893,337
Less: allowance for credit losses	-	(542,746)
Other receivables, net	$3,857,418	$6,350,591